FORM ABS-15G - Wachovia Asset Securitization Issuance II, LLC (1)
EX-1

Name of Issuing Entity(1)	Check if Registered	Name of Originator(2)	Total Assets in ABS by Orginator(2)			Assets that were Subject of Demand(3)			Assets that were Repurchased or Replaced(4)			Assets pending Repurchase or Replacement (within cure period)			Demand in Dispute			Demand Withdrawn			Demand Rejected
			(#)	($)	(% of principal balance)	(#)	($)	(% of principal balance)	(#)	($)	(% of principal balance)	(#)	($)	(% of principal balance)	(#)	($)	(% of principal balance)	(#)	($)	(% of principal balance)	(#)	($)	(% of principal balance)
(a)	(b)	(c)	(d)	(e)	(f)	(g)	(h)	(i)	(j)	(k)	(l)	(m)	(n)	(o)	(p)	(q)	(r)	(s)	(t)	(u)	(v)	(w)	(x)
Asset Class - Residential Mortgages - HELOC (1)

Wachovia Asset Securitization Issuance 2007-HE1		Wachovia Bank, National Association	27,157	1,500,000,067.33	100.00	129	0.00	0.00	129	0.00	0.00	0	0.00	0.00	0	0.00	0.00	0	0.00	0.00	0	0.00	0.00

Issuing Entity Subtotal			27,157	1,500,000,067.33	100.00	129	0.00	0.00	129	0.00	0.00	0	0.00	0.00	0	0.00	0.00	0	0.00	0.00	0	0.00	0.00

Wachovia Asset Securitization Issuance 2007-HE2		Wachovia Bank, National Association	38,737	2,000,000,030.01	100.00	192	0.00	0.00	192	0.00	0.00	0	0.00	0.00	0	0.00	0.00	0	0.00	0.00	0	0.00	0.00

Issuing Entity Subtotal			38,737	2,000,000,030.01	100.00	192	0.00	0.00	192	0.00	0.00	0	0.00	0.00	0	0.00	0.00	0	0.00	0.00	0	0.00	0.00

Residential Mortgages Asset Class Total			65,894	3,500,000,097.34	100.00	321	0.00	0.00	321	0.00	0.00	0	0.00	0.00	0	0.00	0.00	0	0.00	0.00	0	0.00	0.00